15. INCOME TAXES (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Income Taxes Details Narrative
Operating Loss Carryforwards	$ 27,800
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2019